Share-based Compensation (Details 2) (Share Incentive Plan, Share options, CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Service conditions	Dec. 31, 2012 Service conditions	Dec. 31, 2011 Service conditions	May 31, 2011 Vesting on date of IPO	Dec. 31, 2011 Vesting on date of IPO
Summary of assumptions used to estimate the fair values of options granted
Risk-free interest rate, minimum (as a percent)		1.30%	1.18%
Risk-free interest rate, maximum (as a percent)		2.25%	2.64%
Risk-free interest rate (as a percent)	2.05%
Exercise multiple	2.80	2.80	2.80
Expected forfeiture rate (as a percent)	5.00%	5.00%	5.00%
Contractual life of option	6 years	6 years	6 years
Expected volatility, minimum (as a percent)		38.00%	33.98%
Expected volatility, maximum (as a percent)		38.88%	39.39%
Expected volatility, (as a percent)	39.00%
Dividend yield (as a percent)	5.00%
Additional information
Fair value of equity awards vested during the period	9,275	4,246	22,759
Share-based compensation				8,276	10,891	12,675		17,534
Options vested (in shares)							602,183
Unrecognized compensation costs related to non-vested shares	5,551
Expected weighted average period of recognition of unrecognized compensation costs	10 months 17 days